Commitments and Contingencies - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Rental expense	¥ 62,143,000	¥ 41,951,000	¥ 18,923,000
Capital and other significant commitments	¥ 0	¥ 0